                                                                  SCHWABFUNDS(R)
                                                                          [LOGO]


                                                                    SCHWAB VALUE
                                                                       ADVANTAGE
                                                                   MONEY FUND(R)





SEMI-ANNUAL REPORT
JUNE 30, 1997

[PHOTO OF
 CHARLES R. SCHWAB]

                         Dear Shareholder,

                         With the support of investors like you, SchwabFunds(R) continues to be among the largest and fastest-growing mutual fund families in the nation. Charles Schwab Investment Management, Inc. (CSIM) manages over $50 billion in assets for more than 2.5 million SchwabFunds shareholders and offers 30 funds spanning a spectrum of financial markets and investing styles.

LONG-TERM INVESTMENT STRATEGIES

When it comes to investing, patience is a virtue. Given the market volatility of recent months, it is important to maintain the discipline to adhere to your asset allocation plan -- and to ensure you have a diversified investment portfolio. We created the SchwabFunds Family(R) to offer time-tested strategies for long-term investing -- Indexing, Asset Allocation, Quantitative Models, and Fund-of-Funds -- and to provide investors with easy, cost-efficient options to help achieve portfolio diversification.

COMMITMENT TO VALUE

In our ongoing commitment to provide cost-efficient ways for you to invest, we recently introduced a new class of shares -- Select Shares(TM) -- for each of our four index funds. Select Shares can offer investors even greater savings through significantly lower expense ratios.

EXPANDING CHANNELS OF COMMUNICATION

If you're among the millions of people exploring the Internet, I encourage you to visit our Web site at www.schwab.com/funds. There you'll find a wealth of online information on SchwabFunds as well as other resources available at Schwab. You can also access mutual fund performance data, chart daily net asset values, request a free fund prospectus, trade fund shares and more -- 24 hours a day. Continuing our efforts to provide you with up-to-date, useful information, we have recently added monthly portfolio manager commentaries on selected SchwabFunds to our Web site. In these commentaries, our expert portfolio managers give insights into market activity and translate the effects of that activity on fund performance.

Thank you for placing your trust in SchwabFunds. We will continue to explore new strategies to help meet your investment needs.

                                      /s/ Charles R. Schwab
                                      Charles R. Schwab

SCHWAB MONEYFUNDERS SCHWAB MONEYFUNDERS SCHWAB MONEYFUNDERS SCHWAB MONEYFUNDERS SCHWAB MONEYFUNDERS SCHWAB MONEYFUNDERS SCHWAB MONEYFUNDERS SCHWAB MONEYFUNDERS



                                            MAKE YOUR
                                            MONEY WORK
                                            HARDER!

                                            Use this envelope to easily add to
                                            your Schwab Money Market Funds.


CHARLES SCHWAB

SCHWAB MONEYFUNDERS SCHWAB MONEYFUNDERS SCHWAB MONEYFUNDERS SCHWAB MONEYFUNDERS SCHWAB MONEYFUNDERS SCHWAB MONEYFUNDERS SCHWAB MONEYFUNDERS SCHWAB MONEYFUNDERS


TAKE ADVANTAGE OF THIS OPPORTUNITY TO
ADD TO YOUR SCHWAB MONEY MARKET FUNDS.

Now you can add to your investment by using this convenient envelope and slip below. Please note that this envelope may not be used for any initial investments in Schwab Money Market Funds. Please call 1-800-2 NO-LOAD for a prospectus containing more information including fees and expenses. Be sure to read the prospectus carefully before investing.

SO DON'T DELAY. USE THIS CONVENIENT
SCHWAB MONEYFUNDER TO SEND YOUR CHECK TODAY!

    ----------------------------------------------------------------------------
                                 PLEASE DETACH HERE

SCHWAB MONEYFUNDER                                __ __ __ __ - __ __ __ __
Please enclose your check and this completed        SCHWAB ACCOUNT NUMBER
MoneyFunder slip in the attached postage-paid
envelope.                                         PLEASE INDICATE HOW YOUR INVESTMENT SHOULD BE ALLOCATED:

---------------------------------------------    [ ] Add to my sweep money market fund.*          $
NAME                                                                                               --------
                                                 [ ] Schwab Value Advantage Money Fund*+          $
X                                                                                                  --------
---------------------------------------------    [ ] Schwab Municipal Money Fund--Value*,
SIGNATURE                                            Advantage Shares(TM)+                        $
                                                                                                   --------
[ ] Check here if you would like more Schwab     [ ] Schwab California Municipal Money Fund--Value
    MoneyFunders for future use.                     Advantage Shares(TM) (for California
                                                     taxpayers only)+                             $
                                                                                                   --------
                                                 [ ] Schwab New York Municipal Money Fund--
                                                     Value Advantage Shares (TM) (for New York
                                                     taxpayers only)+                             $
                                                                                                   --------
*SUBSEQUENT MINIMUM $100, CUSTODIAN & IRA
 ACCOUNTS $1. AN INVESTMENT CONSTITUTES THE
 PURCHASE OF SHARES IN THE MONEY FUND YOU HAVE                         TOTAL AMOUNT ENCLOSED      $
 PREVIOUSLY CHOSEN AS THE PRIMARY FUND FOR                                                         --------
 YOUR BROKERAGE ACCOUNT.

+ THIS ENVELOPE MAY NOT BE USED FOR INITIAL      IF NO FUND IS INDICATED, OR YOUR INVESTMENT IS BELOW THE SUBSEQUENT
  PURCHASES OF VALUE ADVANTAGE INVESTMENTS(R).   MINIMUM FOR THE VALUE ADVANTAGE INVESTMENTS,+ YOUR INVESTMENT WILL GO
  SUBSEQUENT INVESTMENT MINIMUM IS $5,000        INTO THE SWEEP MONEY FUND YOU'VE DESIGNATED IN YOUR SCHWAB ACCOUNT.
  ($2,000 FOR IRAS AND OTHER RETIREMENT
  ACCOUNTS). IF YOU WOULD LIKE MORE
  INFORMATION, PLEASE CALL 1-800-2 NO-LOAD.

(C) 1997 Charles Schwab & Co., Inc.                                     (Lift here for more information.)
All rights reserved. Member SIPC/NYSE.
Printed on recycled paper. TF4827(8/97)
CRS 20110

CHARLES SCHWAB

JUST FOLLOW THESE EASY STEPS:

1. Fill out the attached Schwab MoneyFunder slip completely, including your name, account number, signature and the amount of your check.
   Please use a separate slip for each account

2. Make your check payable to CHARLES SCHWAB & CO., INC., and enclose your check with the completed slip in this postage-paid envelope.

3. Then just drop your Schwab MoneyFunder in the mail today--and start putting your money to work! If you have any questions, don't hesitate to call your local Schwab office or 1-800-2 NO-LOAD.

THIS ENVELOPE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                                                              --------------
                                                                NO POSTAGE
                                                               NECESSARY IF
                                                               MAILED IN THE
                                                               UNITED STATES
                                                              --------------

------------------------------------------------------
BUSINESS REPLY MAIL
FIRST-CLASS MAIL   PERMIT NO. 18125  SAN FRANCISCO, CA
------------------------------------------------------
          POSTAGE WILL BE PAID BY ADDRESSEE


CHARLES SCHWAB & CO INC
PO BOX 7783
SAN FRANCISCO CA 94120-9330

TABLE OF CONTENTS

   A Word from SchwabFunds(R) .....................     2

   Schwab Value Advantage Money Fund(R) ...........     4

   The Portfolio Management Team ..................     7

   Market Overview ................................     8

   Questions to the Portfolio Management Team .....    13

   Glossary of Terms ..............................    14

   Portfolio Summary ..............................    15

   Financial Statements and Notes .................    16

A WORD FROM SCHWABFUNDS(R)

We're pleased to report on the performance of the Schwab Value Advantage Money Fund(R) for the six-month period ended June 30, 1997. This report includes only the Investor Shares class of the Fund as the Sweep Shares class is currently not available for purchase. During the reporting period, the Fund continued to provide investors with higher than average money market fund yields on their larger cash balances, combined with capital stability and liquidity.

The Value Advantage Investments,(R) which include the Schwab Value Advantage Money Fund - Investor Shares as well as three tax-advantaged alternatives, were designed to be longer-term money market investment vehicles for larger balances that do not require frequent access - and may help fill the cash equivalent sector in your asset allocation plan. Each fund is managed both to attempt to provide maximum money market income and to preserve capital.

It is important to note that unlike the sweep money fund products, the Value Advantage Investments are not designed to transfer cash balances for checks, margin calls, and other debit balances in your Schwab account. If you expect to access your money regularly, you may wish to consider investing your short-term funds in one of our six sweep money fund products. Our sweep money funds, which also include both taxable and tax-advantaged choices, can be linked to your Schwab Account to keep all of your money invested and available to automatically cover day-to-day transactions such as trade settlements.

The following pages contain information on the Schwab Value Advantage Money Fund's(R) performance during the reporting period and on its portfolio. Please remember that while the Fund seeks to maintain a stable $1.00 share price to protect your principal, as with all money funds, there can be no assurance that the Fund will be able to maintain a $1.00 net asset value. It is also important to understand that your investment in the Fund is not insured or guaranteed by the U.S. Government.

If you would like more information on the Value Advantage Investments(R) or on other Schwab Money Market Funds, please call our toll-free line, 1-800-435-4000, and request a free prospectus which contains more information, including fees and expenses. Please be sure to read the prospectus before investing.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)



PERFORMANCE REVIEW

The table below presents 7-day average yields as of the end of the reporting period for the Fund. Please remember that money market fund yields fluctuate and past performance is no guarantee of future results.

YIELD SUMMARY AS OF 6/30/97 1
------------------------------------------------

                             Investor Shares
------------------------------------------------
7-day Current Yield                5.36%
------------------------------------------------
7-day Effective Yield              5.50%
------------------------------------------------





YOUR YIELD ADVANTAGE

Schwab Value Advantage Money Fund offers you the potential to earn higher yields than most money market funds. The Fund is designed for cash reserves that you do not need to access regularly and as such, has minimum balance and transaction policies to keep operating expenses low. These lower expenses generally mean higher yields for Fund shareholders. The chart at the right presents the 7-day current yields on a weekly basis for the Fund and for the average taxable money fund. Comparing the yields, the Fund consistently outperformed the average for its category during the reporting period.

1 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, as of 6/30/97, the 7-day current and 7-day effective yields for the Fund would have been 5.07% and 5.20%, respectively.

                                7-DAY CURRENT YIELDS
                        FOR THE PERIOD FROM 1/7 - 6/24/97 2

                                       [GRAPH]

                        Schwab Value Advantage
                           Money Fund(R) -                      IBC Financial Data's
                           Investor Shares                       Money Fund Average
                        ----------------------                  ---------------------
Jan 7, 97                0.0511%                                 0.0481%
Jan 14, 97               0.0512%                                 0.0476%
Jan 21, 97               0.0512%                                 0.0476%
Jan 28, 97               0.0512%                                 0.0475%
Feb 4, 97                0.0512%                                 0.0478%
Feb 11, 97               0.0513%                                 0.0475%
Feb 18, 97               0.0513%                                 0.0474%
Feb 25, 97               0.0511%                                 0.0473%
Mar 4, 97                0.0512%                                 0.0475%
Mar 11, 97               0.0512%                                 0.0472%
Mar 18, 97               0.0512%                                 0.0473%
Mar 25, 97               0.0511%                                 0.0474%
Apr 1, 97                0.0514%                                 0.0482%
Apr 8, 97                0.0515%                                 0.0482%
Apr 15, 97               0.0518%                                 0.0484%
Apr 22, 97               0.0519%                                 0.0486%
Apr 29, 97               0.0522%                                 0.0489%
May 6, 97                0.0526%                                 0.049%
May 13, 97               0.0528%                                 0.049%
May 20, 97               0.053%                                  0.0491%
May 27, 97               0.0531%                                 0.0493%
Jun 3, 97                0.0534%                                 0.0494%
Jun 10, 97               0.0535%                                 0.0493%
Jun 17, 97               0.0536%                                 0.0495%
Jun 24, 97               0.0535%                                 0.0494%

2 Source: IBC Financial Data, Inc. Average 7-day current yield of funds in the first-tier category of taxable money funds for each week ending 1/7 - 6/24/97. Weekly number of funds in the category ranged from 269 to 277. A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the 7-day current yields for the Fund would have been lower.

PORTFOLIO COMPOSITION

Schwab Value Advantage Money Fund(R) invests primarily in highly-rated commercial paper and other corporate obligations, bank certificates of deposit, time deposits, and bankers' acceptances, as well as in repurchase agreements and U.S. Government obligations. The chart below illustrates the composition of the Fund's portfolio as of June 30, 1997 and is not indicative of the holdings after that date. A complete listing of securities in the Fund's portfolio as of June 30, 1997 is provided in the Schedule of Investments later in this report.


                          SCHWAB VALUE ADVANTAGE MONEY FUND
                      PORTFOLIO COMPOSITION AS OF JUNE 30, 1997

                                     [Pie Chart]

Commercial Paper & Other Corporate Obligations          71%
Certificates of Deposit                                 20%
Variable Rate Obligations                                5%
Repurchase Agreements                                    2%
Other                                                    2%

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD - Senior Vice President and Chief Investment Officer, has overall responsibility for management of the Fund's portfolio. Steve joined Charles Schwab Investment Management (CSIM) as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

LINDA KLINGMAN - Vice President and Senior Portfolio Manager, has managed Schwab Value Advantage Money Fund(R) since 1992. Linda joined CSIM as Portfolio Manager in 1990 and was promoted to her current position in August 1996. Prior to joining CSIM, Linda was Senior Money Market Trader with AIM Management.



The following Market Overview and answers to questions are provided by the Portfolio Management Team. A Glossary of Terms is provided for your reference on page 14.

MARKET OVERVIEW

                                REAL GDP GROWTH RATE
                      ----------------------------------------
                      Q1-90                             0.041%
                      Q2-90                             0.013%
                      Q3-90                            -0.019%
                      Q4-90                            -0.041%
                      Q1-91                            -0.022%
                      Q2-91                             0.017%
                      Q3-91                              0.01%
                      Q4-91                              0.01%
                      Q1-92                             0.047%
                      Q2-92                             0.025%
                      Q3-92                              0.03%
                      Q4-92                             0.043%
                      Q1-93                            -0.001%
                      Q2-93                             0.019%
                      Q3-93                             0.023%
                      Q4-93                             0.048%
                      Q1-94                             0.025%
                      Q2-94                             0.049%
                      Q3-94                             0.035%
                      Q4-94                              0.03%
                      Q1-95                             0.004%
                      Q2-95                             0.007%
                      Q3-95                             0.038%
                      Q4-95                             0.003%
                      Q1-96                              0.02%
                      Q2-96                             0.047%
                      Q3-96                             0.021%
                      Q4-96                             0.038%
                      Q1-97                             0.049%
                      Q2-97                             0.022%

Source: Bloomberg L.P.

- The economy, as measured by the growth of real GDP, continues to expand at a healthy rate. The real GDP growth rate was 3.6% for the first six months of 1997.

- The apparent strength of the economy continues to lead to speculation regarding the potential impact on future inflation and whether more restrictive Federal Reserve policy is imminent.

- At the time of this writing, the economy appears poised for growth, continuing the current economic expansion which began in 1991.

               U.S. UNEMPLOYMENT RATE

                       U.S.
                   Unemployment
                       Rate
-----------------------------
 1      Jan-90          0.053
 2      Feb-90          0.053
 3      Mar-90          0.052
 4      Apr-90          0.054
 5      May-90          0.053
 6      Jun-90          0.051
 7      Jul-90          0.054
 8      Aug-90          0.056
 9      Sep-90          0.057
10      Oct-90          0.058
11      Nov-90           0.06
12      Dec-90          0.062
13      Jan-91          0.063
14      Feb-91          0.065
15      Mar-91          0.068
16      Apr-91          0.066
17      May-91          0.068
18      Jun-91          0.068
19      Jul-91          0.067
20      Aug-91          0.068
21      Sep-91          0.068
22      Oct-91          0.069
23      Nov-91          0.069
24      Dec-91          0.071
25      Jan-92          0.071
26      Feb-92          0.073
27      Mar-92          0.073
28      Apr-92          0.073
29      May-92          0.074
30      Jun-92          0.077
31      Jul-92          0.076
32      Aug-92          0.076
33      Sep-92          0.075
34      Oct-92          0.074
35      Nov-92          0.073
36      Dec-92          0.073
37      Jan-93          0.071
38      Feb-93           0.07
39      Mar-93           0.07
40      Apr-93           0.07
41      May-93          0.069
42      Jun-93          0.069
43      Jul-93          0.068
44      Aug-93          0.067
45      Sep-93          0.067
46      Oct-93          0.067
47      Nov-93          0.065
48      Dec-93          0.064
49      Jan-94          0.067
50      Feb-94          0.066
51      Mar-94          0.065
52      Apr-94          0.064
53      May-94           0.06
54      Jun-94           0.06
55      Jul-94          0.061
56      Aug-94          0.061
57      Sep-94          0.059
58      Oct-94          0.056
59      Nov-94          0.056
60      Dec-94          0.054
61      Jan-95          0.056
62      Feb-95          0.054
63      Mar-95          0.058
64      Apr-95          0.057
65      May-95          0.057
66      Jun-95          0.056
67      Jul-95          0.057
68      Aug-95          0.053
69      Sep-95          0.056
70      Oct-95          0.055
71      Nov-95          0.056
72      Dec-95          0.056
73      Jan-96          0.058
74      Feb-96          0.055
75      Mar-96          0.056
76      Apr-96          0.054
77      May-96          0.056
78      Jun-96          0.053
79      Jul-96          0.054
80      Aug-96          0.051
81      Sep-96          0.052
82      Oct-96          0.052
83      Nov-96          0.053
84      Dec-96          0.053
85      Jan-97          0.054
86      Feb-97          0.053
87      Mar-97          0.052
88      Apr-97          0.049
89      May-97          0.048
90      Jun-97           0.05

Source: Bloomberg L.P.

- The unemployment rate during 1996 remained near its lowest point in the decade. This declining trend continued into 1997, with the May 1997 rate of 4.8% representing the lowest rate since December 1973. Low unemployment rates typically lead many economists to question whether continued low levels of unemployment can persist without generating inflationary pressures on wages and, ultimately, prices.

                          MEASURES OF INFLATION

Source: Bloomberg L.P.
                                [GRAPH]


QUARTERLY EMPLOYMENT COST INDEX         MONTHLY CONSUMER PRICE INDEX
         YOY% Change                             YOY% Change
-------------------------------         -----------------------------
Jan-90                    0.053         Jan-90                  0.052
Feb-90                    0.053         Feb-90                  0.053
Mar-90                    0.053         Mar-90                  0.052
Apr-90                    0.054         Apr-90                  0.047
May-90                    0.054         May-90                  0.044
Jun-90                    0.054         Jun-90                  0.047
Jul-90                    0.051         Jul-90                  0.048
Aug-90                    0.051         Aug-90                  0.056
Sep-90                    0.051         Sep-90                  0.062
Oct-90                    0.048         Oct-90                  0.063
Nov-90                    0.048         Nov-90                  0.063
Dec-90                    0.048         Dec-90                  0.061
Jan-91                    0.046         Jan-91                  0.057
Feb-91                    0.046         Feb-91                  0.053
Mar-91                    0.046         Mar-91                  0.049
Apr-91                    0.045         Apr-91                  0.049
May-91                    0.045         May-91                   0.05
Jun-91                    0.045         Jun-91                  0.047
Jul-91                    0.043         Jul-91                  0.044
Aug-91                    0.043         Aug-91                  0.038
Sep-91                    0.043         Sep-91                  0.034
Oct-91                    0.042         Oct-91                  0.029
Nov-91                    0.042         Nov-91                   0.03
Dec-91                    0.042         Dec-91                  0.031
Jan-92                    0.041         Jan-92                  0.026
Feb-92                    0.041         Feb-92                  0.028
Mar-92                    0.041         Mar-92                  0.032
Apr-92                    0.035         Apr-92                  0.032
May-92                    0.035         May-92                   0.03
Jun-92                    0.035         Jun-92                  0.031
Jul-92                    0.034         Jul-92                  0.032
Aug-92                    0.034         Aug-92                  0.031
Sep-92                    0.034         Sep-92                   0.03
Oct-92                    0.035         Oct-92                  0.032
Nov-92                    0.035         Nov-92                   0.03
Dec-92                    0.035         Dec-92                  0.029
Jan-93                    0.034         Jan-93                  0.033
Feb-93                    0.034         Feb-93                  0.032
Mar-93                    0.034         Mar-93                  0.031
Apr-93                    0.036         Apr-93                  0.032
May-93                    0.036         May-93                  0.032
Jun-93                    0.036         Jun-93                   0.03
Jul-93                    0.036         Jul-93                  0.028
Aug-93                    0.036         Aug-93                  0.028
Sep-93                    0.036         Sep-93                  0.027
Oct-93                    0.034         Oct-93                  0.028
Nov-93                    0.034         Nov-93                  0.027
Dec-93                    0.034         Dec-93                  0.027
Jan-94                    0.032         Jan-94                  0.025
Feb-94                    0.032         Feb-94                  0.025
Mar-94                    0.032         Mar-94                  0.025
Apr-94                    0.031         Apr-94                  0.024
May-94                    0.031         May-94                  0.023
Jun-94                    0.031         Jun-94                  0.025
Jul-94                    0.031         Jul-94                  0.028
Aug-94                    0.031         Aug-94                  0.029
Sep-94                    0.031         Sep-94                   0.03
Oct-94                     0.03         Oct-94                  0.026
Nov-94                     0.03         Nov-94                  0.027
Dec-94                     0.03         Dec-94                  0.027
Jan-95                     0.03         Jan-95                  0.028
Feb-95                     0.03         Feb-95                  0.029
Mar-95                     0.03         Mar-95                  0.029
Apr-95                     0.03         Apr-95                  0.031
May-95                     0.03         May-95                  0.032
Jun-95                     0.03         Jun-95                   0.03
Jul-95                    0.028         Jul-95                  0.028
Aug-95                    0.028         Aug-95                  0.026
Sep-95                    0.028         Sep-95                  0.025
Oct-95                    0.028         Oct-95                  0.028
Nov-95                    0.028         Nov-95                  0.026
Dec-95                    0.028         Dec-95                  0.025
Jan-96                    0.029         Jan-96                  0.027
Feb-96                    0.029         Feb-96                  0.027
Mar-96                    0.029         Mar-96                  0.028
Apr-96                    0.029         Apr-96                  0.029
May-96                    0.029         May-96                  0.029
Jun-96                    0.029         Jun-96                  0.028
Jul-96                    0.029         Jul-96                   0.03
Aug-96                    0.029         Aug-96                  0.029
Sep-96                    0.029         Sep-96                   0.03
Oct-96                     0.03         Oct-96                   0.03
Nov-96                     0.03         Nov-96                  0.033
Dec-96                     0.03         Dec-96                  0.033
Jan-97                    0.028         Jan-97                   0.03
Feb-97                    0.028         Feb-97                   0.03
Mar-97                    0.028         Mar-97                  0.028
Apr-97                    0.028         Apr-97                  0.025
May-97                    0.028         May-97                  0.022
Jun-97                    0.028         Jun-97                  0.023


- Both the Employment Cost Index and Consumer Price Index (CPI) continued to remain in check throughout the first half of 1997, reflecting continued low levels of inflation.

- For the 12 months ended June 1997, the CPI rose 2.3%, the lowest rate since February 1987. Its core rate (which excludes the more volatile food and energy components) rose 2.4%, the lowest rate since 1965.

- The Federal Reserve has indicated that the economy continues to remain in the zone where inflation risks are on the upside and that it is poised to act preemptively by raising interest rates if necessary. The Federal Reserve did take action in March, increasing the Federal Funds Rate by 0.25% to 5.50%, yet left rates unchanged at the recent July 1997 Federal Open Market Committee meeting.

                          YIELDS ON 90-DAY COMMERCIAL PAPER
                             AND 3-MONTH TREASURY BILLS
                          FOR THE PERIOD FROM 1/2-6/30/97

                      90-DAY                 3-MONTH
                 COMMERCIAL PAPER         TREASURY BILL
                 ----------------         -------------
1/2/97               0.0518%                 0.0547%
1/3/97               0.0516%                 0.0546%
1/6/97               0.0517%                 0.0545%
1/7/97               0.0515%                 0.0545%
1/8/97               0.0515%                 0.0545%
1/9/97               0.0512%                 0.0544%
1/10/97              0.0516%                 0.0548%
1/13/97              0.0517%                  0.055%
1/14/97              0.0516%                 0.0548%
1/15/97              0.0514%                 0.0546%
1/16/97              0.0516%                 0.0545%
1/17/97              0.0515%                 0.0544%
1/20/97              0.0515%                 0.0544%
1/21/97              0.0515%                 0.0545%
1/22/97              0.0516%                 0.0544%
1/23/97              0.0516%                 0.0544%
1/24/97              0.0516%                 0.0544%
1/27/97              0.0519%                 0.0545%
1/28/97              0.0519%                 0.0545%
1/29/97              0.0517%                 0.0545%
1/30/97              0.0517%                 0.0545%
1/31/97              0.0515%                 0.0545%
2/3/97               0.0511%                 0.0544%
2/4/97               0.0513%                 0.0544%
2/5/97               0.0512%                 0.0543%
2/6/97               0.0513%                 0.0542%
2/7/97               0.0512%                  0.054%
2/10/97              0.0513%                  0.054%
2/11/97              0.0514%                  0.054%
2/12/97              0.0514%                  0.054%
2/13/97              0.0512%                 0.0539%
2/14/97              0.0508%                 0.0538%
2/17/97              0.0509%                 0.0538%
2/18/97              0.0509%                 0.0538%
2/19/97               0.051%                 0.0538%
2/20/97              0.0508%                 0.0537%
2/21/97              0.0509%                 0.0537%
2/24/97              0.0511%                 0.0537%
2/25/97              0.0515%                 0.0537%
2/26/97              0.0518%                 0.0539%
2/27/97               0.052%                 0.0544%
2/28/97              0.0522%                 0.0545%
3/3/97               0.0523%                 0.0543%
3/4/97               0.0523%                 0.0546%
3/5/97               0.0519%                 0.0546%
3/6/97               0.0521%                 0.0546%
3/7/97               0.0521%                 0.0548%
3/10/97              0.0519%                 0.0541%
3/11/97              0.0517%                 0.0545%
3/12/97              0.0519%                 0.0546%
3/13/97              0.0523%                 0.0547%
3/14/97              0.0523%                 0.0548%
3/17/97              0.0525%                  0.055%
3/18/97              0.0529%                 0.0552%
3/19/97              0.0529%                 0.0553%
3/20/97              0.0534%                 0.0557%
3/21/97               0.054%                 0.0565%
3/24/97              0.0538%                 0.0566%
3/25/97              0.0539%                 0.0568%
3/26/97              0.0534%                  0.057%
3/27/97              0.0537%                 0.0571%
3/28/97              0.0537%                 0.0575%
3/31/97              0.0532%                 0.0577%
4/1/97                0.053%                 0.0572%
4/2/97               0.0529%                 0.0571%
4/3/97               0.0525%                  0.057%
4/4/97               0.0527%                  0.057%
4/7/97               0.0527%                  0.057%
4/8/97               0.0523%                 0.0569%
4/9/97               0.0522%                 0.0569%
4/10/97              0.0529%                 0.0568%
4/11/97              0.0528%                  0.057%
4/14/97              0.0529%                 0.0573%
4/15/97              0.0529%                 0.0571%
4/16/97              0.0529%                 0.0571%
4/17/97              0.0529%                  0.057%
4/18/97              0.0528%                  0.057%
4/21/97              0.0526%                  0.057%
4/22/97              0.0534%                  0.057%
4/23/97              0.0534%                  0.057%
4/24/97               0.053%                  0.057%
4/25/97              0.0531%                 0.0572%
4/28/97               0.053%                 0.0574%
4/29/97              0.0526%                 0.0572%
4/30/97              0.0523%                 0.0572%
5/1/97               0.0521%                 0.0571%
5/2/97               0.0522%                  0.057%
5/5/97               0.0511%                  0.057%
5/6/97               0.0517%                 0.0569%
5/7/97               0.0522%                  0.057%
5/8/97               0.0521%                 0.0571%
5/9/97               0.0516%                 0.0569%
5/12/97              0.0515%                 0.0569%
5/13/97               0.052%                 0.0569%
5/14/97              0.0516%                 0.0569%
5/15/97              0.0511%                  0.057%
5/16/97              0.0518%                  0.057%
5/19/97               0.053%                 0.0572%
5/20/97               0.052%                 0.0577%
5/21/97              0.0512%                 0.0569%
5/22/97              0.0517%                 0.0567%
5/23/97              0.0516%                 0.0566%
5/26/97              0.0516%                 0.0566%
5/27/97              0.0511%                 0.0566%
5/28/97              0.0513%                 0.0567%
5/29/97              0.0501%                 0.0567%
5/30/97              0.0494%                 0.0568%
6/2/97               0.0484%                 0.0568%
6/3/97               0.0507%                 0.0567%
6/4/97               0.0507%                 0.0567%
6/5/97               0.0511%                 0.0567%
6/6/97               0.0504%                 0.0569%
6/9/97               0.0503%                 0.0568%
6/10/97              0.0503%                 0.0567%
6/11/97              0.0496%                 0.0567%
6/12/97              0.0495%                 0.0566%
6/13/97              0.0496%                 0.0564%
6/16/97              0.0497%                 0.0564%
6/17/97              0.0504%                 0.0564%
6/18/97              0.0507%                 0.0564%
6/19/97              0.0507%                 0.0564%
6/20/97              0.0506%                 0.0564%
6/23/97              0.0515%                 0.0563%
6/24/97              0.0518%                 0.0563%
6/25/97               0.051%                 0.0563%
6/26/97              0.0512%                 0.0563%
6/27/97              0.0514%                 0.0563%
6/30/97              0.0517%                 0.0563%



- Although short-term rates were relatively stable during the first quarter of 1997, the spread between commercial paper and U.S. Treasury bill yields widened significantly during the second quarter. This widening, making Treasury bill yields relatively less attractive than commercial paper yields, was a result of the reduced U.S. Treasury bill supply, caused by unexpectedly large April federal tax receipts, which led to lower government financing needs. In other words, the spread widening was the result of supply and demand conditions in the U.S. Treasury bill market, not the result of credit concerns in the commercial paper market.

Source: Bloomberg L.P.

Source: Lehman Brothers, Inc.

                                       [GRAPH]

 90-DAY MUNICIPAL COMMERCIAL PAPER YIELDS
      FOR THE PERIOD FROM 1/7-6/24/97
-----------------------------------------
Jan 7, 97                           0.0325
Jan 14, 97                          0.0345
Jan 21, 97                          0.0345
Jan 28, 97                          0.0355
Feb 4, 97                            0.034
Feb 11, 97                          0.0345
Feb 18, 97                          0.0335
Feb 25, 97                           0.034
Mar 4, 97                           0.0335
Mar 11, 97                           0.033
Mar 18, 97                           0.034
Mar 25, 97                           0.035
Apr 1, 97                           0.0345
Apr 8, 97                           0.0365
Apr 15, 97                           0.036
Apr 22, 97                           0.037
Apr 29, 97                           0.037
May 6, 97                           0.0365
May 13, 97                          0.0375
May 20, 97                           0.037
May 27, 97                           0.037
Jun 3, 97                           0.0365
Jun 10, 97                           0.037
Jun 17, 97                          0.0375
Jun 24, 97                           0.037

- Short-term municipal commercial paper yields exhibited a pattern similar to that of taxable commercial paper yields during the reporting period.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED THE FUND'S PORTFOLIO TO RESPOND TO CHANGES IN INTEREST RATES?

A. During the reporting period, the portfolio managers adjusted the dollar-weighted average maturity (DWAM) of the Fund as needed in order to capitalize on opportunities to buy higher yielding money market instruments resulting from market fluctuations. For example, while most economists had accurately predicted the 0.25% increase in the Federal Funds Rate prior to the Federal Open Market Committee meeting held on March 25, 1997, the commercial paper market had "priced in" or anticipated an even larger increase. We believed the likelihood of an increase greater than 0.25% was fairly remote and seized the opportunity to add securities with longer maturities (and higher yields) to the Fund's portfolio throughout the month of March. In fact, the Fund's DWAM ranged from 51 days at the beginning of the reporting period to a high of 69 days in early March. Throughout most of the reporting period, the Fund maintained a DWAM which was comparable to or slightly longer than those of other funds with similar investment objectives.

Q. WHAT CREDIT STANDARDS DOES THE PORTFOLIO MANAGEMENT TEAM USE IN SELECTING SECURITIES FOR THE FUNDS?

A. Money market funds are required by law to hold only high-quality securities which meet certain maturity requirements in their portfolios. Certain of those securities, known as "first-tier securities," carry the highest credit ratings. For Schwab Value Advantage Money Fund(R), we continue to take the additional step of investing only in first-tier securities.

Schwab Value Advantage Money Fund invests primarily in securities issued by banks or corporations, such as commercial paper, certificates of deposit, time deposits, bank notes, and bankers' acceptances. Certain securities owned by the Fund are insured or are backed by a letter of credit issued by first-tier financial institutions. These arrangements are frequently referred to as "credit enhancements" because they provide incremental levels of creditworthiness. As part of our regular credit review process, we continually monitor the credit quality of both the enhancement providers and the issuers of the Fund's portfolio securities.

GLOSSARY OF TERMS

COMMERCIAL PAPER Short-term, interest-paying obligations with maturities ranging up to 270 days issued by banks, corporations, and other borrowers.

CREDIT ENHANCEMENTS A bank letter of credit, purchase agreement, insurance, line of credit, or other instrument that provides an additional level of financial support for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) A measure of the average maturity of a mutual fund's entire portfolio, weighted by the value of its individual holdings.

FEDERAL FUNDS RATE A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE The central bank of the United States that establishes policies on bank reserves and regulations, determines the discount rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY A security rated in the highest short-term credit rating category.

MATURITY The length of time before which the issuer of a debt security must repay the principal amount.

REAL GDP The national Gross Domestic Product (GDP) -- the total value of all goods and services produced in the U.S. over a specific period of time and adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD The rate of return, usually dividend or interest payments, on an investment, expressed as a percentage of market price.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
------------------------------------------------------------------------------
PORTFOLIO SUMMARY

                                  ASSET GROWTH

    Total             Total           Percentage
 Net Assets         Net Assets        Growth Over
as of 6/30/97     as of 12/31/96       Reporting
   (000s)             (000s)            Period
--------------------------------------------------
 $12,568,081       $ 10,476,537        20%
--------------------------------------------------

              AVERAGE YIELDS FOR THE PERIODS ENDED JUNE 30, 1997*
                                INVESTOR SHARES

   Last            Last             Last
Seven Days     Three Months     Twelve Months
---------------------------------------------
   5.36%           5.28%          5.17%
---------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

 Maturity Range      9/30/96     12/31/96    3/31/97     6/30/97
-----------------------------------------------------------------
     0 -  15 Days     22.7%       18.4%       20.0%       22.1%
    16 -  30 Days      20.3        18.8        17.7        21.4
    31 -  60 Days      26.6        30.8        30.3        21.9
    61 -  90 Days      12.7        20.1        14.4        19.4
    91 - 120 Days      2.5         6.8         7.5         3.2
    Over 120 Days      15.2        5.1         10.1        12.0
 Weighted Average    57 Days     50 Days     56 Days     57 Days
-----------------------------------------------------------------

                               PORTFOLIO QUALITY

                                                      Percent of
        SEC Tier                                      Net Assets
         Rating                                        6/30/97
        --------------------------------------------------------
        Tier 1                                           100.0%
        Tier 2                                             0.0%
        --------------------------------------------------------

---------------

* A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                           Par           Value
                                                         --------     -----------
COMMERCIAL PAPER AND OTHER
CORPORATE OBLIGATIONS--71.6%(a)
ASSET BACKED SECURITIES--23.2%
Alamo Funding, LP
  5.66%, 08/07/97                                        $ 45,000     $    44,741
  5.64%, 08/19/97                                          40,000          39,696
Alpha Finance Corp.
  5.80%, 09/24/97                                           7,000           6,907
Asset Securitization Cooperative Corp.
  5.70%, 08/01/97                                         102,750         102,250
  5.68%, 08/21/97                                          65,000          64,484
  5.71%, 09/08/97                                          20,000          19,785
Barton Capital Corp.
  5.71%, 07/29/97                                          29,000          28,873
  5.65%, 08/25/97                                           8,812           8,737
  5.70%, 08/26/97                                          37,017          36,693
  5.66%, 08/27/97                                          31,596          31,316
  5.67%, 09/15/97                                          37,497          37,054
Beta Finance, Inc.
  5.53%, 08/04/97                                          12,000          11,939
CC (USA), Inc.
  5.74%, 07/21/97                                          20,000          19,937
  5.73%, 07/22/97                                          62,000          61,796
  5.74%, 08/15/97                                          15,000          14,894
  5.69%, 09/12/97                                           7,000           6,920
  5.89%, 11/26/97                                          10,000           9,765
Corporate Receivables Corp.
  5.68%, 07/02/97                                          20,000          19,997
  5.74%, 07/10/97                                          30,000          29,958
  5.73%, 07/17/97                                          15,000          14,962
  5.74%, 07/18/97                                          45,000          44,880
  5.73%, 07/18/97                                          11,000          10,971
  5.71%, 07/23/97                                          57,000          56,804
  5.69%, 07/30/97                                          30,000          29,864
  5.76%, 08/05/97                                          35,000          34,807
  5.71%, 09/02/97                                          20,000          19,803
  5.71%, 09/08/97                                          25,000          24,731
  5.66%, 09/08/97                                          20,000          19,786
  5.66%, 09/10/97                                           7,000           6,923
  5.71%, 09/12/97                                          20,000          19,772

------------------------------------------------------------------------------

                                                           Par           Value
                                                         --------     -----------
CXC, Inc.
  5.71%, 07/07/97                                        $ 25,000     $    24,976
  5.71%, 07/08/97                                          15,000          14,984
  5.69%, 07/10/97                                          40,000          39,944
  5.74%, 07/14/97                                          30,000          29,939
  5.73%, 07/21/97                                          30,000          29,906
  5.73%, 07/22/97                                          30,000          29,901
  5.77%, 08/01/97                                          20,000          19,902
  5.64%, 08/12/97                                          15,000          14,902
  5.66%, 08/18/97                                          25,000          24,813
  5.65%, 08/20/97                                          11,000          10,915
  5.67%, 08/26/97                                          25,000          24,782
  5.66%, 08/27/97                                          20,000          19,823
  5.70%, 09/04/97                                          50,000          49,493
Dakota Certificates Program of Citibank
  Credit Card Master Trust I
  5.72%, 07/21/97                                          12,000          11,962
  5.72%, 07/24/97                                          30,000          29,892
  5.66%, 08/07/97                                          27,782          27,622
  5.63%, 08/15/97                                          37,824          37,561
  5.66%, 08/19/97                                          29,000          28,779
  5.71%, 08/28/97                                          50,000          49,546
  5.66%, 09/22/97                                          13,000          12,833
Delaware Funding Corp.
  5.73%, 07/18/97                                          50,000          49,867
  5.72%, 07/21/97                                          15,726          15,677
  5.71%, 07/25/97                                          37,211          37,071
  5.70%, 08/29/97                                          97,000          96,107
Enterprise Funding Corp.
  5.74%, 07/09/97                                          18,510          18,487
  5.71%, 07/18/97                                          19,914          19,861
  5.70%, 07/23/97                                          28,000          27,903
  5.71%, 07/24/97                                          89,610          89,287
  5.70%, 07/24/97                                          28,279          28,177
  5.71%, 07/25/97                                          40,000          39,850
  5.63%, 08/12/97                                          31,678          31,472
  5.66%, 09/19/97                                          40,010          39,514
Eureka Securitization, Inc.
  5.72%, 07/09/97                                          39,000          38,951
  5.72%, 07/11/97                                          15,000          14,977
  5.73%, 07/22/97                                          25,000          24,918
  5.75%, 08/08/97                                          14,000          13,916
  5.70%, 08/22/97                                          20,000          19,837
  5.66%, 08/27/97                                          13,000          12,885
  5.66%, 09/15/97                                          20,000          19,764
  5.66%, 09/17/97                                          28,000          27,661
Falcon Asset Securitization Corp.
  5.73%, 07/28/97                                          71,620          71,317

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                           Par           Value
                                                         --------     -----------
Kitty Hawk Funding Corp.
  5.72%, 09/02/97                                        $ 30,000     $    29,704
  5.68%, 09/17/97                                          19,000          18,769
Market Street Funding Corp.
  5.69%, 07/28/97                                          30,000          29,873
  5.69%, 07/29/97                                          25,000          24,891
  5.64%, 08/04/97                                          10,000           9,947
  5.66%, 08/15/97                                          10,000           9,930
Preferred Receivables Funding Corp.
  5.73%, 07/14/97                                          23,475          23,427
  5.73%, 07/16/97                                          13,475          13,443
  5.73%, 07/21/97                                          38,888          38,766
  5.68%, 08/26/97                                          15,000          14,869
  5.66%, 09/12/97                                          35,210          34,811
Providian Master Trust Series 1993-3
  5.74%, 07/24/97                                          22,872          22,789
Ranger Funding Corp.
  5.70%, 07/03/97                                          24,000          23,992
  5.71%, 07/18/97                                          30,000          29,920
  5.74%, 07/22/97                                          14,000          13,954
  5.65%, 08/25/97                                           8,000           7,932
Receivables Capital Corp.
  5.67%, 07/11/97                                          10,125          10,109
  5.63%, 08/13/97                                          21,996          21,849
WCP Funding, Inc.
  5.68%, 07/16/97                                          25,000          24,941
  5.71%, 07/18/97                                          10,000           9,973
  5.71%, 07/22/97                                          25,000          24,918
  5.70%, 08/28/97                                          10,000           9,909
  5.66%, 09/10/97                                          10,000           9,890
  5.66%, 09/12/97                                          17,000          16,808
Windmill Funding
  5.69%, 07/03/97                                          13,306          13,302
  5.73%, 07/17/97                                          15,211          15,173
  5.76%, 07/23/97                                           6,695           6,672
  5.76%, 07/30/97                                          22,000          21,899
  5.76%, 07/30/97                                          27,094          26,970
  5.77%, 07/31/97                                          25,379          25,259
  5.74%, 08/14/97                                          28,000          27,806
  5.71%, 09/12/97                                          15,000          14,829
  5.69%, 09/17/97                                          18,689          18,462
  5.68%, 09/24/97                                          38,000          37,498

------------------------------------------------------------------------------

                                                           Par           Value
                                                         --------     -----------
Wood Street Funding Corp.
  5.61%, 07/28/97                                        $ 13,707     $    13,650
  5.70%, 07/29/97                                          10,000           9,956
  5.65%, 08/19/97                                          10,095          10,018
  5.66%, 08/29/97                                          25,000          24,771
  5.66%, 09/16/97                                          25,000          24,702
                                                                      -----------
                                                                        2,915,400
                                                                      -----------
AUTOMOTIVE--5.3%
American Honda Finance Corp.
  5.61%, 07/21/97                                          10,000           9,969
  5.69%, 08/28/97                                          50,000          49,546
Chrysler Financial Corp.
  5.66%, 08/04/97                                          50,000          49,735
  5.66%, 08/05/97                                          10,000           9,945
Ford Credit Europe PLC
  5.71%, 07/11/97                                          25,000          24,961
  5.71%, 07/14/97                                          25,000          24,949
  5.53%, 07/30/97                                          30,600          30,467
  5.68%, 08/27/97                                          42,000          41,628
General Motors Acceptance Corp.
  5.58%, 07/10/97                                          29,000          28,961
  5.59%, 08/01/97                                          43,000          42,799
  5.58%, 08/08/97                                           9,000           8,949
  5.55%, 08/13/97                                          85,000          84,453
  5.49%, 08/28/97                                          62,000          61,468
  5.49%, 08/29/97                                          48,000          47,581
  6.00%, 10/08/97                                          94,000          92,493
  6.00%, 10/10/97                                          25,000          24,592
  6.01%, 11/03/97                                          11,000          10,777
  6.00%, 11/17/97                                          22,000          21,506
                                                                      -----------
                                                                          664,779
                                                                      -----------
BANKING--AUSTRALIA--0.9%
Commonwealth Bank of Australia
  5.62%, 09/12/97                                          10,000           9,889
Westpac Capital Corp.
  5.52%, 07/02/97                                          47,000          46,993
  5.53%, 07/21/97                                          10,000           9,970
  5.55%, 07/22/97                                          20,000          19,937
  5.54%, 07/31/97                                          25,000          24,888
                                                                      -----------
                                                                          111,677
                                                                      -----------
BANKING--BELGIUM--2.4%
BBL North America
  5.72%, 07/08/97                                          44,000          43,952
  5.72%, 07/10/97                                          50,000          49,930
  5.68%, 08/25/97                                          25,000          24,786
  5.71%, 09/09/97                                          30,000          29,672

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                           Par           Value
                                                         --------     -----------
Cregem North America, Inc.
  5.74%, 08/11/97                                        $ 11,000     $    10,929
  5.68%, 08/22/97                                         100,000          99,191
Generale Bank, Inc.
  5.55%, 07/24/97                                          43,000          42,852
                                                                      -----------
                                                                          301,312
                                                                      -----------
BANKING--CANADA--1.7%
Bank of Nova Scotia
  5.59%, 07/15/97                                          50,000          49,895
  5.68%, 08/25/97                                          50,000          49,572
  5.65%, 09/16/97                                          45,000          44,464
  5.66%, 09/25/97                                          49,000          48,348
Royal Bank of Canada
  5.94%, 11/07/97                                          16,000          15,670
                                                                      -----------
                                                                          207,949
                                                                      -----------
BANKING--DENMARK--1.0%
Unifunding Inc.
  5.74%, 07/01/97                                          17,000          17,000
  5.73%, 07/16/97                                          37,000          36,913
  5.68%, 08/22/97                                          40,000          39,677
  5.68%, 09/05/97                                          29,000          28,702
                                                                      -----------
                                                                          122,292
                                                                      -----------
BANKING--DOMESTIC--3.4%
Bankers Trust New York Corp.
  5.95%, 10/29/97                                         122,000         119,654
International Securitization Corp./
  (First National Bank of Chicago LOC)
  5.72%, 07/10/97                                          13,890          13,870
  5.77%, 07/17/97                                          24,115          24,054
  5.75%, 07/25/97                                          32,335          32,213
  5.77%, 08/08/97                                          43,000          42,742
  5.75%, 08/11/97                                          32,725          32,514
  5.74%, 08/12/97                                          20,000          19,868
  5.67%, 09/16/97                                          15,000          14,821
  5.67%, 09/22/97                                           6,000           5,923
Nationsbank Corp.
  5.73%, 07/09/97                                           5,000           4,994
  5.71%, 07/16/97                                          50,000          49,883
Nationsbank Corp. (d)
  5.61%, 08/01/97                                          25,000          24,880
Secured Short Term Notes 97-11
  5.86%, 09/18/97                                          30,000          30,000
Vehicle Services of America/
  (Nationsbank of Texas LOC)
  5.73%, 09/04/97                                          12,000          11,878
                                                                      -----------
                                                                          427,294
                                                                      -----------

------------------------------------------------------------------------------

                                                           Par           Value
                                                         --------     -----------
BANKING--NETHERLANDS--0.5%
Internationale Nederlanden (U.S.) Funding
  Corp.
  5.50%, 07/03/97                                        $ 57,000     $    56,983
                                                                      -----------
BANKING--SPAIN--0.5%
B.B.V. Finance (Delaware), Inc.
  5.55%, 07/15/97                                          30,000          29,936
BEX America Finance, Inc.
  5.68%, 08/21/97                                          25,000          24,802
  5.66%, 09/23/97                                          12,000          11,844
                                                                      -----------
                                                                           66,582
                                                                      -----------
BANKING--SWEDEN--1.0%
Nordbanken of North America, Inc.
  5.68%, 08/15/97                                          45,000          44,685
  5.68%, 09/08/97                                          16,000          15,828
Svenska Handelsbanken, Inc.
  5.73%, 07/15/97                                          69,600          69,447
                                                                      -----------
                                                                          129,960
                                                                      -----------
BANKING--UNITED KINGDOM--2.7%
Abbey National N.A. Corp.
  5.50%, 07/11/97                                          25,000          24,963
Abbey National Treasury Services PLC
  6.26%, 04/02/98                                         110,000         109,866
Bradford & Bingley Building Society
  5.69%, 09/12/97                                          24,000          23,727
Cheltenham & Gloucester PLC
  5.53%, 07/25/97                                          42,000          41,850
Halifax PLC
  5.60%, 09/11/97                                          70,000          69,238
Yorkshire Building Society
  5.53%, 07/08/97                                          30,000          29,969
  5.72%, 07/14/97                                          43,500          43,411
                                                                      -----------
                                                                          343,024
                                                                      -----------
COMPUTERS AND OFFICE EQUIPMENT--0.3%
CSC Enterprises
  5.66%, 08/05/97                                          20,000          19,891
  5.70%, 09/11/97                                          17,000          16,809
                                                                      -----------
                                                                           36,700
                                                                      -----------
ELECTRICAL AND ELECTRONICS--0.8%
General Electric Company
  6.20%, 07/01/97                                          62,665          62,665
  5.73%, 07/16/97                                          37,000          36,913
                                                                      -----------
                                                                           99,578
                                                                      -----------

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                           Par           Value
                                                         --------     -----------
FINANCE--COMMERCIAL--3.7%
CIT Group Holdings, Inc.
  5.71%, 07/24/97                                        $ 42,000     $    41,849
Finova Capital Corp.
  5.69%, 09/18/97                                          37,000          36,544
General Electric Capital Corp.
  5.73%, 07/17/97                                          35,000          34,912
  5.95%, 11/04/97                                          30,000          29,394
  5.95%, 11/05/97                                          30,000          29,389
  5.85%, 11/26/97                                          49,000          47,856
General Electric Capital Services
  5.67%, 08/26/97                                          50,000          49,565
  5.85%, 11/28/97                                          50,000          48,817
Heller Financial, Inc.
  5.56%, 07/08/97                                          15,000          14,984
  5.81%, 07/22/97                                          10,000           9,967
  5.95%, 09/18/97                                          14,000          13,821
  5.92%, 10/07/97                                          13,000          12,795
  5.92%, 10/10/97                                          40,000          39,349
  5.81%, 10/16/97                                          42,000          41,288
  5.92%, 10/27/97                                          16,000          15,696
                                                                      -----------
                                                                          466,226
                                                                      -----------
FINANCE--CONSUMER--3.8%
Associates Corp. of North America
  5.68%, 07/02/97                                          56,000          55,991
  5.71%, 07/08/97                                          25,000          24,973
  5.71%, 07/10/97                                          50,000          49,930
  5.73%, 07/28/97                                          50,000          49,789
  5.73%, 07/29/97                                          50,000          49,781
  5.63%, 08/06/97                                          50,000          49,721
  5.64%, 08/07/97                                          39,000          38,776
  5.64%, 08/14/97                                          50,000          49,659
  5.63%, 08/19/97                                          70,000          69,469
  5.68%, 09/18/97                                          42,000          41,485
                                                                      -----------
                                                                          479,574
                                                                      -----------
MISCELLANEOUS MANUFACTURING--0.4%
Newell Company
  5.65%, 08/20/97                                          21,000          20,837
  5.69%, 09/16/97                                          30,000          29,640
                                                                      -----------
                                                                           50,477
                                                                      -----------

------------------------------------------------------------------------------

                                                           Par           Value
                                                         --------     -----------
MISCELLANEOUS SERVICES--1.8%
PHH Corp.
  5.63%, 07/21/97                                        $ 25,000     $    24,923
  5.63%, 07/22/97                                          25,000          24,919
  5.64%, 07/25/97                                          23,000          22,914
  5.76%, 07/30/97                                          75,000          74,655
  5.72%, 09/12/97                                          12,000          11,863
  5.66%, 09/18/97                                          30,000          29,633
  5.68%, 09/19/97                                          15,000          14,813
  5.67%, 09/25/97                                          20,000          19,733
                                                                      -----------
                                                                          223,453
                                                                      -----------
MORTGAGE BANKING--0.9%
Countrywide Home Loans, Inc.
  5.64%, 08/04/97                                          50,000          49,735
  5.69%, 09/12/97                                          25,000          24,716
  5.68%, 09/19/97                                          33,000          32,589
                                                                      -----------
                                                                          107,040
                                                                      -----------
PAPER AND WOOD PRODUCTS--0.1%
Rexam PLC
  5.71%, 09/02/97                                           9,000           8,911
                                                                      -----------
PHARMACEUTICALS--0.1%
Glaxo Wellcome PLC
  5.66%, 09/23/97                                          19,000          18,753
                                                                      -----------
SAVINGS AND LOAN--0.2%
Bank of America, FSB
  5.69%, 09/02/97                                          23,000          22,775
                                                                      -----------
SECURITIES BROKERAGE-DEALER--16.9%
Bear Stearns Companies, Inc.
  5.53%, 07/31/97                                          50,000          49,776
  5.71%, 09/10/97                                          50,000          49,446
  5.70%, 09/17/97                                          50,000          49,392
  5.69%, 09/18/97                                          10,000           9,877
  5.66%, 09/26/97                                          55,000          54,258
BT Securities Corp.
  5.50%, 07/01/97                                          15,000          15,000
  5.78%, 12/16/97                                          10,000           9,738
Credit Suisse First Boston, Inc.
  5.68%, 08/27/97                                          60,000          59,468
  5.97%, 10/24/97                                          25,000          24,538

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                           Par           Value
                                                         --------     -----------
Goldman Sachs Group, LP
  5.53%, 07/14/97                                        $ 68,000     $    67,868
  5.98%, 10/30/97                                          50,000          49,026
  5.90%, 11/10/97                                          48,000          46,993
  5.90%, 11/12/97                                         125,000         122,339
  5.90%, 11/13/97                                         100,000          97,855
  5.89%, 11/25/97                                         128,000         125,017
Lehman Brothers Holdings, Inc.
  5.65%, 08/06/97                                           6,000           5,966
  5.48%, 08/08/97                                          78,000          77,560
  5.79%, 09/22/97                                          40,000          39,482
  5.94%, 09/24/97                                           5,000           4,932
  5.92%, 12/04/97                                          60,000          58,505
  5.84%, 12/10/97                                          54,000          52,622
  5.83%, 12/17/97                                          21,000          20,442
  5.82%, 12/22/97                                          17,000          16,536
Merrill Lynch & Co., Inc.
  5.55%, 07/23/97                                         100,000          99,670
  5.71%, 09/09/97                                          14,000          13,847
  5.71%, 09/11/97                                          30,000          29,663
  5.95%, 11/03/97                                          22,000          21,560
Morgan Stanley, Dean Witter, Discover & Co.
  5.67%, 07/08/97                                          50,000          49,945
  5.68%, 07/15/97                                          40,000          39,913
  5.69%, 07/21/97                                          46,000          45,856
  5.69%, 07/23/97                                          50,000          49,828
  5.69%, 07/24/97                                          50,000          49,820
  5.70%, 07/29/97                                         120,000         119,475
  5.70%, 09/10/97                                          33,000          32,635
  5.70%, 09/12/97                                          31,815          31,452
  5.70%, 09/16/97                                          92,000          90,896
  5.66%, 09/23/97                                          32,000          31,584
PaineWebber Group, Inc.
  5.83%, 08/06/97                                          40,000          39,770
Salomon, Inc.
  5.94%, 08/25/97                                          35,000          34,687
  5.91%, 08/26/97                                          30,000          29,728
  5.92%, 08/27/97                                          30,000          29,723
  5.86%, 09/23/97                                          10,000           9,865

------------------------------------------------------------------------------

                                                           Par           Value
                                                         --------     -----------
Smith Barney, Inc.
  5.71%, 07/08/97                                        $ 30,000     $    29,967
  5.70%, 07/09/97                                          91,000          90,886
  5.70%, 07/10/97                                          50,000          49,930
                                                                      -----------
                                                                        2,127,336
                                                                      -----------
TOTAL COMMERCIAL PAPER AND OTHER CORPORATE
  OBLIGATIONS
  (Cost $8,988,075)                                                     8,988,075
                                                                      -----------
CERTIFICATES OF DEPOSIT--19.7%
BANKING--AUSTRALIA--0.2%
Australia & New Zealand Bank Group
  5.54%, 07/07/97                                          20,000          20,000
                                                                      -----------
BANKING--BELGIUM--0.2%
BBL North America
  5.75%, 08/05/97                                          22,000          22,000
                                                                      -----------
BANKING--CANADA--1.1%
Bank of Montreal
  5.71%, 07/11/97                                         114,000         114,000
  5.56%, 07/16/97                                          21,000          21,000
                                                                      -----------
                                                                          135,000
                                                                      -----------
BANKING--DOMESTIC--4.2%
Bankers Trust Company
  5.53%, 07/09/97                                          96,000          96,000
  5.72%, 07/14/97                                          80,000          80,000
  5.55%, 07/16/97                                          32,000          32,000
Chase Manhattan Bank USA
  5.65%, 09/08/97                                          90,000          90,000
  5.65%, 10/02/97                                          58,000          58,000
Crestar Bank
  5.71%, 07/07/97                                          40,000          40,000
MBNA America Bank N.A.
  5.80%, 10/07/97                                          46,000          46,000
Mellon Bank N.A.
  5.68%, 08/21/97                                          50,000          50,000
  5.63%, 09/04/97                                          27,000          27,000
Wilmington Trust Company
  5.70%, 08/27/97                                          24,000          24,000
                                                                      -----------
                                                                          543,000
                                                                      -----------
BANKING--FRANCE--3.8%
Banque Nationale de Paris
  5.73%, 07/21/97                                          13,000          13,000
  5.95%, 10/14/97                                          50,000          50,002

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                           Par           Value
                                                         --------     -----------
Caisse Nationale de Credit Agricole
  6.01%, 06/26/98                                        $ 50,000     $    49,967
Societe Generale
  5.83%, 08/20/97                                          50,000          49,997
  5.81%, 01/08/98                                          50,000          49,997
  5.80%, 01/08/98                                          50,000          49,992
  5.92%, 01/13/98                                          27,400          27,384
  5.89%, 03/03/98                                          39,000          38,990
  5.90%, 03/04/98                                          25,000          24,995
  6.14%, 03/10/98                                          35,000          34,941
  6.25%, 04/08/98                                          35,000          34,997
  6.27%, 04/14/98                                          50,000          49,993
                                                                      -----------
                                                                          474,255
                                                                      -----------
BANKING--GERMANY--1.6%
Bayerische Hypotheken und Wechsel Bank
  5.54%, 07/07/97                                          50,000          49,999
Deutsche Bank
  5.50%, 09/03/97                                         100,000         100,001
  5.50%, 09/04/97                                          25,000          25,000
Landesbank Hessen-Thuringen Girozentrale
  6.20%, 09/05/97                                          25,000          25,000
                                                                      -----------
                                                                          200,000
                                                                      -----------
BANKING--JAPAN--4.8%
Bank of Tokyo - Mitsubishi, Ltd.
  5.71%, 08/06/97                                          76,000          76,008
  5.76%, 09/17/97                                          11,000          11,000
Dai-Ichi Kangyo Bank, Ltd.
  5.83%, 07/03/97                                          14,000          14,000
  5.84%, 07/17/97                                          50,000          50,001
  5.80%, 07/17/97                                          15,000          15,000
  5.80%, 07/18/97                                           5,000           5,000
  5.83%, 07/23/97                                          50,000          50,000
Industrial Bank of Japan, Ltd.
  5.83%, 07/11/97                                          28,000          28,000
  5.84%, 07/17/97                                         100,000         100,002
  5.84%, 07/18/97                                          40,000          40,000
Sanwa Bank, Ltd.
  5.83%, 07/01/97                                          62,000          62,000
  5.83%, 07/16/97                                          40,000          40,000
  5.85%, 08/05/97                                          10,000          10,000
  5.76%, 09/17/97                                          26,000          26,001
  5.77%, 09/19/97                                          43,000          43,001
Sumitomo Bank, Ltd.
  5.84%, 07/25/97                                          30,000          30,000
  5.77%, 08/27/97                                          12,000          12,000
                                                                      -----------
                                                                          612,013
                                                                      -----------

------------------------------------------------------------------------------

                                                           Par           Value
                                                         --------     -----------
BANKING--NETHERLANDS--0.4%
ABN-AMRO Bank N.V.
  5.73%, 07/22/97                                        $ 25,000     $    24,999
  5.60%, 09/02/97                                          30,000          30,000
                                                                      -----------
                                                                           54,999
                                                                      -----------
BANKING--SPAIN--0.1%
Banco Bilbao Vizcaya
  5.56%, 07/07/97                                          10,000          10,000
                                                                      -----------
BANKING--SWITZERLAND--0.2%
Credit Suisse First Boston
  6.26%, 04/08/98                                          25,000          24,996
                                                                      -----------
BANKING--UNITED KINGDOM--2.6%
Abbey National Treasury Services PLC
  5.50%, 07/07/97                                         100,000         100,000
  5.59%, 08/29/97                                          15,000          15,004
  5.55%, 09/03/97                                          50,000          50,000
  5.60%, 09/15/97                                          75,000          75,000
National Westminster Bank PLC
  5.60%, 09/05/97                                          31,000          31,000
  6.20%, 05/20/98                                          51,000          50,969
                                                                      -----------
                                                                          321,973
                                                                      -----------
SAVINGS AND LOAN--0.5%
World Savings Bank, FSB
  5.66%, 09/16/97                                          60,000          59,997
                                                                      -----------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $2,478,233)                                                     2,478,233
                                                                      -----------
VARIABLE RATE OBLIGATIONS--5.3%(b)
ASSET BACKED SECURITIES--0.8%
Asset-Backed Securities Investment Trust,
  Series 1997-C
  5.69%, 06/15/98                                          50,000          50,000
Ciesco, LP
  5.60%, 07/14/97                                          50,000          49,997
                                                                      -----------
                                                                           99,997
                                                                      -----------
BANKING--DOMESTIC--0.6%
Keystone Health Resources Corporation
  Variable Rate Taxable Demand Notes Series
  1993/
  (PNC Bank LOC)
  5.60%, 07/07/97                                           3,300           3,300

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                           Par           Value
                                                         --------     -----------
New Jersey Economic Development Authority
  Variable Rate Title IX Loan Portfolio
  Securitization Bonds/ (Fleet National Bank
  LOC)
  5.64%, 07/07/97                                        $ 22,600     $    22,600
PNC Bank, N.A.
  5.59%, 07/25/97                                          40,000          39,985
Town of Islip Industrial Development Agency
  1992 Taxable Adjustable Rate Industrial
  Development Revenue Bonds (Nussdorf
  Associates/Quality King Distributors, Inc.
  Facility)/
  (European American Bank LOC)
  5.93%, 07/07/97                                           7,180           7,180
                                                                      -----------
                                                                           73,065
                                                                      -----------
BANKING--GERMANY--0.1%
General Obligation Refunding Bonds of the
  County of Hudson (State of New Jersey)
  (Variable Rate Demand Obligations) Taxable
  Series 1995/ (Landesbank Hessen-Thuringen
  Girozentrale LOC)
  5.60%, 07/07/97                                           9,300           9,300
                                                                      -----------
BANKING--JAPAN--0.0%
New York City Industrial Development Agency
  Industrial Development Revenue Bonds
  (G.A.F. Seelig, Inc. Project)
  Series1993/(IBJ Schroder Bank & Trust LOC)
  6.00%, 07/07/97                                           2,130           2,130
                                                                      -----------
BANKING--UNITED KINGDOM--0.1%
County of Riverside 1990 Taxable Variable
  Rate Certificates of Participation
  (Monterey Avenue Project)/(National
  Westminister Bank PLC/ Commerzbank LOC)
  5.90%, 07/07/97                                           8,100           8,100
                                                                      -----------
ELECTRICAL AND ELECTRONICS--0.4%
New Jersey Economic Development Authority
  Taxable Economic Development Bonds,
  MSNBC/CNBC Project, 1997 Series A /(General
  Electric Company & Microsoft Corporation
  Guarantee)
  5.69%, 07/01/97                                          49,900          49,900
                                                                      -----------
INSURANCE--1.6%
Commonwealth Life Insurance Company
  5.83%, 07/01/97                                          10,000          10,000
  5.77%, 07/01/97                                         100,000         100,000

------------------------------------------------------------------------------

                                                           Par           Value
                                                         --------     -----------
General American Life Insurance Company
  5.89%, 07/07/97                                        $ 50,000     $    50,000
Jackson National Life Insurance Company
  5.77%, 07/01/97                                          40,000          40,000
                                                                      -----------
                                                                          200,000
                                                                      -----------
MONOLINE INSURANCE--0.1%
Baptist Health Systems of South Florida, Inc.
  Taxable Variable Rate Direct Note
  Obligations Series 1995A/ (MBIA Insurance)
  5.60%, 07/07/97                                           6,600           6,600
Baptist Health Systems of South Florida, Inc.
  Taxable Variable Rate Direct Note
  Obligations Series 1995B/ (MBIA Insurance)
  5.60%, 07/07/97                                           4,500           4,500
New Orleans Aviation Board Taxable Refunding
  Bonds, Series 1993A/(MBIA Insurance)
  5.77%, 07/07/97                                             700             700
                                                                      -----------
                                                                           11,800
                                                                      -----------
SECURITIES BROKERAGE-DEALER--1.6%
Bear Stearns Companies, Inc.
  5.72%, 07/07/97                                          50,000          50,000
  5.72%, 07/07/97                                          60,000          60,000
Lehman Brothers Holdings, Inc.
  5.74%, 07/30/97                                          95,000          95,000
                                                                      -----------
                                                                          205,000
                                                                      -----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $659,292)                                                         659,292
                                                                      -----------
BANK NOTES--1.2%
BANKING--DOMESTIC--1.2%
FCC National Bank
  5.53%, 07/07/97                                          10,000          10,000
  5.65%, 09/09/97                                          34,000          34,001
First National Bank of Boston
  5.72%, 07/08/97                                          50,000          50,000
  5.72%, 07/15/97                                          60,000          60,000
                                                                      -----------
TOTAL BANK NOTES
  (Cost $154,001)                                                         154,001
                                                                      -----------


SCHWAB VALUE ADVANTAGE MONEY FUND(R)
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 1997 (Unaudited)

                                                           Par           Value
                                                         --------     -----------
MUNICIPAL BONDS--0.2%(a)
BANKING--FRANCE--0.2%
City of New York, General Obligation Bonds,
  Fiscal 1996 Series A-2/(Societe Generale
  LOC)
  5.85%, 09/02/97                                        $ 21,770     $    21,770
                                                                      -----------
TOTAL MUNICIPAL BONDS
  (Cost $21,770)                                                           21,770
                                                                      -----------

                                                         Maturity
                                                         --------
REPURCHASE AGREEMENTS--2.0%(c)
Salomon Brothers, Inc. 6.15%, Issue Date
  06/30/97
  Due 07/01/97; Tri-Party Repurchase
  Agreement;
  Collateralized By: U.S. Government Agency
  Obligations                                             250,043         250,000
                                                                      -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $250,000)                                                         250,000
                                                                      -----------
TOTAL INVESTMENTS--100%
  (Cost $12,551,371)                                                  $12,551,371
                                                                      ===========

------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

 Yields shown are effective yields at the time of purchase, except for variable rate securities which are described below and treasury notes which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

     (a) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are sold to institutional investors, such as the Schwab Value Advantage Money Fund(R). Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At June 30, 1997, the aggregate value of private placement securities held by the Fund was $3,519,824,000 which represented 28.01% of net assets. Of this total, $3,274,824,000 or 26.06% of net assets, was determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

     (b) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

     (c) Due dates shown for repurchase agreements represent either the final maturity or put date, which is considered the maturity date for financial reporting purposes.

     (d) Security traded on a delayed-delivery basis. Payment and delivery is scheduled for a future time, generally within two weeks of entering into the transaction. The transaction is subject to market fluctuation

------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS (continued)

         and to the risk that the value may be more or less than the purchase price when the transaction was initiated. The Fund has set aside sufficient investment securities as collateral for securities purchased on a delayed-delivery basis.

                         Abbreviations
----------------------------------------------------------------
LOC        Letter of Credit
MBIA       Municipal Bond Investors Assurance Corporation
RECOP      Remarketed Certificates of Participation

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
June 30, 1997 (Unaudited)

ASSETS
Investments, at value (Cost: $12,551,371)                   $12,551,371
Interest receivable                                              45,102
Receivable for Fund shares sold                                  81,978
Prepaid expenses                                                    219
                                                            -----------
    Total assets                                             12,678,670
                                                            -----------
LIABILITIES
Payable for:
  Dividends                                                      25,720
  Fund shares redeemed                                           58,617
  Investments purchased                                          24,880
  Investment advisory and administration fee                        251
  Transfer agency and shareholder service fees                      515
  Other                                                             606
                                                            -----------
    Total liabilities                                           110,589
                                                            -----------
Net assets applicable to outstanding shares                 $12,568,081
                                                            ===========
NET ASSETS CONSIST OF:
  Paid-in-capital                                           $12,568,206
  Accumulated net realized loss on investments sold                (125)
                                                            -----------
                                                            $12,568,081
                                                            ===========
PRICING OF SHARES
  Outstanding shares, $0.00001 par value (unlimited shares
    authorized)                                              12,568,206
  Net asset value, offering and redemption price per share        $1.00

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (in thousands)
Six months ended June 30, 1997 (Unaudited)

Interest income                                               $329,195
                                                              --------
Expenses:
  Investment advisory and administration fee                    24,208
  Transfer agency and shareholder service fees                  14,687
  Custodian fees                                                   468
  Registration fees                                                753
  Professional fees                                                 78
  Shareholder reports                                               67
  Trustees' fees                                                    18
  Amortization of deferred organization costs                        7
  Insurance and other expenses                                      60
                                                              --------
                                                                40,346
Less: expenses reduced (see Note 4)                            (16,847)
                                                              --------
  Total expenses incurred by Fund                               23,499
                                                              --------
Net investment income                                          305,696
                                                              --------
Net realized gain on investments sold                                0
                                                              --------
Increase in net assets resulting from operations              $305,696
                                                              ========

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                               Six months
                                                  ended
                                                June 30,       Year ended
                                                  1997        December 31,
                                               (Unaudited)        1996
                                               -----------    ------------
Operations:
  Net investment income                        $   305,696    $    450,196
  Net realized gain on investments sold                  0               6
                                                  --------        --------
  Increase in net assets resulting from
    operations                                     305,696         450,202
                                                  --------        --------
Dividends to shareholders from net investment
  income                                          (305,696)       (450,196)
                                                  --------        --------
Capital share transactions (at $1.00 per
share):
  Proceeds from shares sold                      9,775,040      14,542,131
  Net asset value of shares issued in
    reinvestment of dividends                      330,904         405,539
  Less payments for shares redeemed             (8,014,400)    (11,395,029)
                                                  --------        --------
  Increase in net assets from capital share
    transactions                                 2,091,544       3,552,641
                                                  --------        --------
Total increase in net assets                     2,091,544       3,552,647
Net assets:
  Beginning of period                           10,476,537       6,923,890
                                                  --------        --------
  End of period                                $12,568,081    $ 10,476,537
                                                  ========        ========

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Six months ended June 30, 1997 (Unaudited)
1. DESCRIPTION OF THE FUND

The Schwab Value Advantage Money Fund (the "Fund") is a series of The Charles Schwab Family of Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended. This report includes only the Investor Shares class of the Fund as the Sweep Shares class is currently not available for purchase.

In addition to the Fund, the Trust also offers -- the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments are stated at amortized cost which approximates market value.

Security transactions, interest income and realized gains (losses) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or U.S. government obligations. All collateral is held by the Funds' custodian, except in the case of a tri-party agreement, the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

------------------------------------------------------------------------------

Dividends to shareholders -- The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.46% of the first $1 billion of average daily net assets, 0.45% of the next $2 billion, 0.40% of the next $7 billion, 0.37% of the next $10 billion and 0.34% of such assets in excess of $20 billion. The Investment Manager has reduced a portion of its fees for the six months ended June 30, 1997 (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.25% of average daily net assets. In addition, Schwab receives a fee of $5.00 for redemptions in amounts less than $5,000 and may impose a $5.00 fee for monthly balances below the minimum required. Schwab has reduced a portion of its fees for the six months ended June 30, 1997 (see
Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the six months ended June 30, 1997, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $18,000 related to the Trust's unaffiliated trustees.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the six months ended June 30, 1997, the total of such fees reduced by the Investment Manager and Schwab was $8,341,000 and $8,506,000, respectively (see Note 6).

5. INVESTMENT TRANSACTIONS

Purchases and sales, including maturities of investment securities for the six months ended June 30, 1997, aggregated (in thousands) $22,550,121 and $20,532,305, respectively.

------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                    Six months
                                      ended
                                     June 30,                                                   Period Ended
                                       1997                 Year ended December 31,             December 31,
                                   (Unaudited)      1996         1995        1994       1993       1992++
                                   ------------  -----------  ----------  ----------  --------  ------------
Net asset value at beginning of
 period                            $      1.00   $      1.00  $     1.00  $     1.00  $   1.00    $   1.00
                                   -----------   -----------  ----------  ----------  --------    --------
Income from investment
--------------
 operations
 -------
 Net investment income                    0.03          0.05        0.06        0.04      0.03        0.02
 Net realized and unrealized gain
   (loss) on investments                    --            --          --          --        --          --
                                   -----------   -----------  ----------  ----------  --------    --------
 Total from investment operations         0.03          0.05        0.06        0.04      0.03        0.02
                                   -----------   -----------  ----------  ----------  --------    --------
Less distributions
----------
 Dividends from net investment
   income                                (0.03)        (0.05)      (0.06)      (0.04)    (0.03)      (0.02)
 Distributions from realized gains
   on investments                           --            --          --          --        --          --
                                   -----------   -----------  ----------  ----------  --------    --------
 Total distributions                     (0.03)        (0.05)      (0.06)      (0.04)    (0.03)      (0.02)
                                   -----------   -----------  ----------  ----------  --------    --------
Net asset value at end of period   $      1.00   $      1.00  $     1.00  $     1.00  $   1.00    $   1.00
                                   ===========   ===========  ==========  ==========  ========    ========
Total return (not annualized)             2.61%         5.26%       5.80%       4.09%     3.02%       2.33%
Ratios/Supplemental data
----------------
 Net assets, end of period(000s)   $12,568,081   $10,476,537  $6,923,890  $3,731,629  $729,356    $319,024
 Ratio of expenses to average net
   assets+                                0.40%*        0.40%       0.40%       0.40%     0.39%       0.29%*
 Ratio of net investment income to
   average net assets+                    5.20%*        5.14%       5.63%       4.40%     2.97%       3.27%*

---------------

 + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average
    net assets                            0.68%*         0.70%       0.72%       0.79%     0.82%       0.94%*
  Ratio of net investment income
    to average net assets                 4.92%*         4.84%       5.31%       4.01%     2.54%       2.62%*

 ++  Period from April 30, 1992 (commencement of operations) to December 31,
     1992.

 *  Annualized

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                              SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                          SCHWAB ASSET ALLOCATION FUNDS
                  Schwab Asset Director(R) -- High Growth Fund
                  Schwab Asset Director -- Balanced Growth Fund
                Schwab Asset Director -- Conservative Growth Fund Schwab OneSource Portfolios -- Growth Allocation
               Schwab OneSource Portfolios -- Balanced Allocation

                               SCHWAB STOCK FUNDS
                               Schwab 1000 Fund(R)
                               Schwab S&P 500 Fund
                            Schwab Analytics Fund(TM)
                         Schwab Small-Cap Index Fund(R)
                       Schwab International Index Fund(R)
                  Schwab OneSource Portfolios -- International

                               SCHWAB BOND FUNDS

        Schwab Government Bond Funds -- Long-Term and Short/Intermediate
         Schwab Tax-Free Bond Funds -- Long-Term and Short/Intermediate Schwab California Tax-Free Bond Funds -- Long-Term and Short/Intermediate

                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

Please call 1-800-435-4000 for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.

* Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

                                                                     BULK RATE
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                  CHARLES SCHWAB

[SCHWABFUNDS FAMILY LOGO]

101 Montgomery Street
San Francisco, California 94104

INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1997 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

TF4823R(7/97) CRS 20110 Printed on recycled paper.